Related Party Transactions and Balances (Details) - Schedule of Key Management Personnel - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Key Management Personnel [Abstract]
Consulting fees charged by directors of the Company	$ 26,000	$ 25,100	$ 64,000
Salaries, fees and benefits	234,800	200,000	188,021
Share-based payments	$ 1,455,180	$ 600,000